S000053601 [Member] Expense Example - iShares MSCI Global Sustainable Development Goals ETF - iShares MSCI Global Sustainable Development Goals ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628